Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (120,032)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Preferred shares accrued for services-related party	50,000
Shares issued for services
Changes in assets and liabilities
Prepaid expenses
Accounts payable and accrued expenses	29,367
Net cash (used in) operating activities	(40,665)
Cash flows from financing activities:
Proceeds from officer for obligation to issue preferred shares	40,665
Proceeds from exercise of warrants
Proceeds from issuance of common stock
Proceeds from notes payable
Net cash provided by financing activities	40,665
NET INCREASE (DECREASE) IN CASH
Cash - beginning of year
Cash - end of year
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes
Non-cash operating and financing activities - subscription receivable recognized for preferred shares (paid in December 2021) - related party	$ 35,000